Financial Expenses, Net	12 Months Ended
Dec. 31, 2025
Financial Expenses, Net [Abstract]
FINANCIAL EXPENSES, NET
NOTE 11:-	FINANCIAL EXPENSES, NET

	Year Ended December 31,
	2025	2024	2023

Financial expenses:
Financial expenses from credit line and derivative	$874	$1,510	$1,618
Foreign currency transaction gains, net	326	-	-
Other financial expenses	14	15	93

Total financial expenses	1,214	1,525	1,711

Financial income:
Foreign currency transaction gains, net	-	(113)	(33)
Interest income from bank deposits	(517)	(442)	(548)
Other financial income	(12)	(19)	-
Remeasurement of warrants	-	-	(201)

Total financial income	(529)	(574)	(782)

Total financial expense, net	$685	$951	$929